SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to March 31, 2026 through the date that the consolidated financial statements were issued. Management has concluded that the following subsequent events required disclosure in the financial statements:

On April 15, 2026, Antelope Enterprise Holdings Limited (the “Company”) entered into a Securities Purchase Agreement with an institutional investor pursuant to which the investor agreed to purchase 12,000,000 Class A ordinary shares of the Company, no par value per share (the “Class A Shares”), at a purchase price of $0.207 per share. The transaction closed on April 29, 2026. Upon closing, the Company issued an aggregate of 12,000,000 Class A Shares to the investor for gross proceeds of approximately $2.484 million.

On May 26, 2026, the Company entered into a Note Purchase Agreement with Stratosphere Capital Management Inc. for the issuance of a Convertible Promissory Note with an original principal amount of $3.0 million. The Convertible Note is convertible into up to 4,800,000 Class A ordinary shares of the Company, subject to its terms.